Inventories - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [line items]
Inventories expenses recognised as during period	€ 68.0	€ 54.9
Cost of Sales
Disclosure Of Inventories [line items]
Inventory write-down	€ 3.0	€ 2.7